Leases - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ (20,304)	$ (12,942)
Current lease liabilities	(8,083)	(8,929)
Accumulated depreciation and amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	(42,540)	(34,622)
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	26,071	21,245
Property, plant & equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	$ 41,314	$ 31,358